Related Parties Balances and Transactions - Schedule of Related Party Relationships (Details)	6 Months Ended
Jun. 30, 2025
Mr. Yujun Xiao [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”) [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	Mr. Yujun Xiao is the legal representative and holds 2% of the shares